Ally Master Owner Trust
Monthly Servicing Report
November 15, 2013

Distribution Information	Deal Information

1. Principal Receivables	Deal:	Ally Master Owner Trust
2. Interest Collections	Asset Type:	Commercial Floorplan
3. Principal Collections
4. Defaults
5. Monthly Payment Rates
6. Series Balances
7. Principal and Interest Allocations
8. Trust Accounts
9. Certificate Amounts	Collection Period, Begin:	10/1/2013
10. Redesignation/Addition of Accounts	Collection Period, End:	10/31/2013
11. Removal of Accounts	Determination Date:	11/12/2013
	Distribution Date:	11/15/2013

ABS Investor Relations - Ally Financial Inc. as Servicer:
	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Ally Master Owner Trust	Page 1 of 5

Ally Master Owner Trust
Monthly Servicing Report
November 15, 2013

1. Principal Receivables
Beginning Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained receivables)	$14,889,754,916.47

Plus Principal Additions	$8,497,059,507.41
Less Principal Collections	$(5,952,254,601.03)
Less Factory Credits	$(1,268,515,465.95)
Plus/Less Change in Dealer Reserves	$(35,471,965.52)
Plus Added Accounts - Receivables	$—
Less Removed Accounts - Receivables	$(8,952,792.35)
Less Administrative Repurchases	$—
Less Warranty Repurchases	$—
Less Defaulted Receivables	$—
Net Change in Pool Balance	$1,231,864,682.56

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts ( including retained receivables)	$16,121,619,599.03
Less All Bank Retained Receivables	$112,527,940.25
Ending Pool Balance	$16,009,091,658.78

Beginning Nonoverconcentration Pool Balance	$14,776,795,267.41
Ending Nonoverconcentration Pool Balance	$16,009,091,658.78
Average Nonoverconcentration Pool Balance	$15,413,947,557.93

Beginning Adjusted Nonoverconcentration Pool Balance	$14,776,795,267.41
Ending Adjusted Nonoverconcentration Pool Balance	$16,009,091,658.78
Average Adjusted Nonoverconcentration Pool Balance	$15,413,947,557.93

Beginning Overconcentration Pool Balance	$—
Ending Overconcentration Pool Balance	$—
Average Overconcentration Pool Balance	$—

Beginning Adjusted Overconcentration Pool Balance	$—
Ending Adjusted Overconcentration Pool Balance	$—
Average Adjusted Overconcentration Pool Balance	$—

2. Interest Collections

Monthly Yield	3.96%

Aggregate Dealer Interest Collections (collections period total)	$50,805,865.06
Less Overconcentration Interest Collections (collection period total)	$—
Plus Nonoverconcentration Recoveries (collection period total)	$—
Plus Excess Funding Account - Investment Proceeds (collection period total)	$—
Nonoverconcentration Interesst Collections (collection period total)	$50,805,865.06

3. Principal Collections

Aggregate Dealer Principal Collections (collection period total)	$5,917,525,298.26
Less Overconcentration Principal Collections (collection period total)	$—
Nonoverconcentration Principal Collections (collection period total)	$5,917,525,298.26

4. Defaults

Defaulted Eligible Principal Receivables (collection period total)	$—
Less Aggregate Overconcentration Defaulted Amount (collection period total)	$—
Nonoverconcentration Defaulted Amount (collection period total)	$—

5. Monthly Payment Rates
Current Month	35.23%
Current Month - 1	36.25%
Current Month - 2	39.86%
Three Month Average Payment Rate	37.11%

Ally Master Owner Trust	Page 2 of 5

 Ally Master Owner Trust
Monthly Servicing Report
November 15, 2013

6. Series Balances	Beginning of Period	End of Period	Average
Series	Net Invested Amount	Net Invested Amount	Net Invested Amount
2010-VFN-1	$—	$—	$—
2010-2	$546,875,000.00	$546,875,000.00	$546,875,000.00
2010-4	$772,200,772.00	$772,200,772.00	$772,200,772.00
2011-1	$1,838,235,295.00	$1,838,235,295.00	$1,838,235,295.00
2011-2	$441,176,471.00	$441,176,471.00	$441,176,471.00
2011-3	$1,102,941,177.00	$1,102,941,177.00	$1,102,941,177.00
2011-4	$704,225,352.00	$704,225,352.00	$704,225,352.00
2012-1	$1,056,338,028.00	$1,056,338,028.00	$1,056,338,028.00
2012-2	$880,281,690.00	$880,281,690.00	$880,281,690.00
2012-3	$850,340,698.00	$850,340,698.00	$850,340,698.00
2012-4	$238,095,349.00	$238,095,349.00	$238,095,349.00
2012-5	$1,496,598,639.00	$1,496,598,639.00	$1,496,598,639.00
2013-1	$1,360,544,218.00	$1,360,544,218.00	$1,360,544,218.00
2013-2	$748,299,320.00	$748,299,320.00	$748,299,320.00
2013-3	$476,190,476.00	$476,190,476.00	$476,190,476.00
Overconcentration Series	N/A	N/A	N/A
Nonoverconcentration Certificate Amount	$2,264,452,782.41	$3,496,749,173.78	$2,901,605,072.93
Overconcentration Certificate Amount	$—	$—	$—

Total	$14,776,795,267.41	$16,009,091,658.78	$15,413,947,557.93

7. Principal and Interest Allocations
	Floating	Fixed Series Percentage
Nonoverconcentration Series	Series Percentage	(Weighted Average)	Nonoverconcentration Principal Collections	Nonoverconcentration Interest Collections	Nonoverconcentration Defaulted Amount
2010 VFN-1	0.00%	0.00%	$—	$—	$—
2010-2	3.55%	3.70%	$219,001,927.63	$1,802,553.00	$—
2010-4	5.01%	5.23%	$309,236,036.69	$2,545,248.59	$—
2011-1	11.93%	12.44%	$736,140,933.49	$6,059,001.69	$—
2011-2	2.86%	2.99%	$176,673,824.13	$1,454,160.41	$—
2011-3	7.16%	7.46%	$441,684,560.09	$3,635,401.02	$—
2011-4	4.57%	4.77%	$282,014,554.62	$2,321,195.01	$—
2012-1	6.85%	7.15%	$423,021,831.93	$3,481,792.52	$—
2012-2	5.71%	5.96%	$352,518,193.26	$2,901,493.77	$—
2012-3	5.52%	5.75%	$340,528,003.62	$2,802,805.36	$—
2012-4	1.54%	1.61%	$95,347,822.43	$784,785.35	$—
2012-5	9.71%	10.13%	$599,328,890.14	$4,932,934.16	$—
2013-1	8.83%	9.21%	$544,844,445.88	$4,484,485.61	$—
2013-2	4.85%	5.06%	$299,664,445.30	$2,466,467.08	$—
2013-3	3.09%	3.22%	$190,695,555.98	$1,569,569.95	$—

	Floating Series	Fixed Series Percentage	Overconcentration	Overconcentration	Overconcentration
Overconcentration Series	Percentage	(Weighted Average)	Principal Collections	Interest Collections	Defaulted Amount
	0.00%	0.00%	$—	$—	$—

Certificate Amount	Certificate Interest %	Certificate Interest %	Principal Collections	Interest Collections	Defaulted Amount
Nonoverconcentration Interest	18.82%	15.32%	$906,824,273.07	$9,563,971.54	$—
Overconcentration Interest	100.00%	100.00%	$—	$—	$—

Total Nonoverconcentration	100.00%	100.00%	$5,917,525,298.26	$50,805,865.06	$—
Total Overconcentration	100.00%	100.00%	$—	$—	$—

Ally Master Owner Trust	Page 3 of 5

Ally Master Owner Trust
Monthly Servicing Report
November 15, 2013

8. Trust Accounts

Beginning Period Balance
Net Deposits (Withdrawals)	$—
Ending Period Balance	$—

Excess Funding Account as a percentage of aggregate Net Invested Amount as of end of Collection Period	$—
Excess Funding Account - Investment Proceeds (collection period total)	—
Excess Funding Account balance as of Determination Date after giving effect to Distribution Date Cashflows	0.00%

Cash Collateral Account
Beginning Period Balance	—
Net Deposits (Withdrawals)	$—
Ending Period Balance	$—

Cash Collateral Account as a percentage of aggregate Net Invested Amount as of end of Collection Period	0.00%
Cash Collateral Account - Investment Proceeds (collection period total)	$—
Cash Collateral Account balance as of Determination Date after giving effect to Distribution Date Cashflows	—

Servicer Transition Cost Reserve Account
Beginning Period Balance	200,000.00
Net Deposits (Withdrawals)	$—
Ending Period Balance	200,000.00

9. Certificate Amount

Series	Required Pool %	Required Nonoverconcentration Certificate Amount - End of Collection Period
2010 VFN-1	102%	$—
2010-2	102%	$10,937,500.00
2010-4	102%	$15,444,015.44
2011-1	102%	$36,764,705.90
2011-2	102%	$8,823,529.42
2011-3	102%	$22,058,823.54
2011-4	102%	$14,084,507.04
2012-1	102%	$21,126,760.56
2012-2	102%	$17,605,633.80
2012-3	102%	$17,006,813.96
2012-4	102%	$4,761,906.98
2012-5	102%	$29,931,972.78
2013-1	102%	$27,210,884.36
2013-2	102%	$14,965,986.40
2013-3	102%	$9,523,809.52

Required Nonoverconcentration Certificate Amount		$250,246,849.70
Nonoverconcentration Certificate Amount		$3,496,749,173.78

	Required Pool %	Required Overconcentration Certificate Amount - End of Collection Period
Overconcentration Certificate Amount	102%	$—

Required Overconcentration Certificate Amount		$—
Overconcentration Certificate Amount		$—

Ally Master Owner Trust	Page 4 of 5

Ally Master Owner Trust
Monthly Servicing Report
November 15, 2013

10.	Addition of Accounts
		Amount	% of Pool - QTD
	Calendar Year Addition Summary	0	0.00%
	Number of Accounts Added	$0.00	0.00%
	Calendar Year Addition Summary	Amount	% of Pool - YTD
	Number of Accounts Added	293	9.25%
	Balance of Receivables Added	$1,370,330,518.97	8.10%

11.	Removal of Accounts
		Amount
	Number of Accounts Removed	0
	Balance of Receivables Removed	$0.00

Ally Master Owner Trust	Page 5 of 5